STOCKHOLDER’S DEFICIT (Details Narrative) - Pelican Holdco Inc [Member]	Dec. 31, 2025 $ / shares shares
Common stock, shares authorized	500,000,000
Common stock, shares authorized | $ / shares	$ 0.01
Common stock, shares authorized	0
Common stock, shares authorized	0